SUPPLEMENT DATED FEBRUARY 26, 2010

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective April 30, 2010, each portfolio of the AIM Variable Insurance Funds will change their name as follows:

Current Name	New Name

AIM V.I. Capital Appreciation Fund	Invesco V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund	Invesco V.I. Core Equity Fund
AIM V.I. Dynamics Fund	Invesco V.I. Dynamics Fund
AIM V.I. International Growth Fund	Invesco V.I. International Growth Fund
AIM V.I. Small Cap Equity Fund	Invesco V.I. Small Cap Equity Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Protector 2, Survivorship 2, Protector, Accumulator Invesco                                                                                                                                          2/2010